Basis of Preparation	12 Months Ended
Dec. 31, 2024
Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation
2. Basis of Preparation
2.1 Application of International Financial Reporting Standards as issued by the International Accounting Standards Board.
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).
The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. Management also needs to exercise judgement in applying the Group’s accounting policies. The areas that require a more complex and higher level of judgement or areas that require significant assumptions and estimations are disclosed in Note 2.4.
2.1.1 The Group has applied the following amended standards for the first time for its annual reporting period commencing January 1, 2024.

•
Amendments to International Accounting Standard (“IAS”) No.01 “Presentation of Financial Statements” – Presentation of Financial Statements - Classification of Liabilities into Current and
Non-Current
and
Non-current
Liabilities with Covenants

Liabilities are classified as current or
non-current
based on their substantive rights existing at the end of the reporting period, without considering the possibility of exercising the right to delay the payment or management’s expectations. Also, if the transfer of equity instruments is included in the payment of liabilities, it is excluded if the option to pay with equity instruments is recognized separately from the liability in a compound financial instrument and meets the definition of equity instruments. These amendments do not have a significant impact on the financial statements.

•	Amendment of IAS No.07 “Statements of Cash Flow” and IFRS No.07 “Financial Instruments: Disclosures” – Disclosure of Supplier Finance Arrangements
The amendments require disclosure of the effects of supplier finance arrangements on the Group’s liabilities, cash flows and exposure to liquidity risk. These amendments do not have a significant impact on the financial statements.

•	Amendment of IFRS No.16 “Leases” – Lease Liability in a Sale and Leaseback
The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. These amendments do not have a significant impact on the financial statements.

•	Amendment of IAS No.01 “Presentation of Financial Statements” – Disclosure of Virtual Asset
The amendments require additional disclosure for virtual assets held by the Group, virtual assets entrusted by customers to the Group, and the issuance and transfer of virtual assets. These amendments do not have a significant impact on the financial statements.
2.1.2 The following new and amended standards have been published that are not mandatory for December 31, 2024 reporting period and have not been adopted by the Group.

•	Amendment of IAS No.21 “The Effects of Changes in Foreign Exchange Rates” and IFRS No.01 “First-time Adoption of International Financial Reporting Standards” – Lack of exchangeability
The amendments require the Group to determine a spot exchange rate when exchangeability is lacking, and to disclose information on the nature and financial effects of the currency not being exchangeable into the other currency, the spot exchange rate(s) used, the estimation process, and the risks to which the Group is exposed. This amendment will be applied to the financial statements for the accounting year beginning on or after January 1, 2025. These amendments do not have a significant impact on the financial statements.

•	Amendment of IFRS No.09 “Financial Instruments” and No.07 “Financial Instruments: Disclosures”
The amendments address practical concerns and introduce new requirements, such as permitting the deeming of financial liabilities as settled (derecognized) through an electronic payment system if certain criteria are met before the payment date. It also includes additional disclosures for equity instruments designated as financial assets measured at fair value through other comprehensive income. This amendment will be effective for annual reporting periods beginning on or after January 1, 2026. The Group is currently reviewing the impact of these amendments on its financial statements.

•	IFRS Accounting Standards Annual Improvements Volume 11
IFRS Accounting Standards Annual Improvements Volume 11 will be effective for annual reporting periods beginning on or after January 1, 2026. These amendments do not have a significant impact on the financial statements.

•	IFRS No.01 “First-time adoption of International Financial Reporting Standards”: Hedge accounting by a first-time adopter

•	IFRS No.07 “Financial Instruments: Disclosures”: Gain or loss on derecognition, Application guidance

•	IFRS No.09 “Financial Instruments”: Derecognition of lease liabilities, Definition of transaction price

•	IFRS No.10 “Consolidated Financial Statements”: Determination of a ‘de facto agent’

•	IAS No.07 “Statement of Cash Flows”: Cost method

•	Enactment of IFRS No.18 “Presentation and Disclosures in Financial Statement”
IFRS No.18 replaces IAS No.01, carrying forward many of the requirements in IAS No.01 unchanged and complementing them with new requirements. In addition, some IAS No.01 paragraphs have been moved to IAS No.08 and IFRS No.07. Furthermore, the IASB has made minor amendments to IAS No.07 and IAS No.33 Earnings per Share.
IFRS 18 introduces new requirements to:

•	present specified categories and defined subtotals in the statement of profit or loss

•	provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements

•	improve aggregation and disaggregation
An entity is required to apply IFRS No.18 for annual reporting periods beginning on or after 1 January 2027, with earlier application permitted. The amendments to IAS No.07 and IAS No.33, as well as the revised IAS No.8 and IFRS No.07, become effective when an entity applies IFRS No.18. IFRS No.18 requires retrospective application with specific transition provisions.
The Group is currently reviewing the impact of these enactment on its financial statements.

•	Enactment of IFRS No.19 “Subsidiaries without Public Accountability: Disclosures”
IFRS No.19 permits an eligible subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements.
A subsidiary is eligible for the reduced disclosures if it does not have public accountability and its ultimate or any intermediate parent produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.
IFRS No.19 is optional for subsidiaries that are eligible and sets out the disclosure requirements for subsidiaries that elect to apply it.
An entity is only permitted to apply IFRS No.19 if, at the end of the reporting period:

•	it is a subsidiary (this includes an intermediate parent)

•	it does not have public accountability, and

•	its ultimate or any intermediate parent produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.
A subsidiary has public accountability if:

•
its debt or equity instruments are traded in a public market or it is in the process of issuing such instruments for trading in a public market (a domestic or foreign stock exchange or an over-the-counter market, including local and regional markets), or

•
it holds assets in a fiduciary capacity for a broad group of outsiders as one of its primary businesses (for example, banks, credit unions, insurance entities, securities brokers/dealers, mutual funds and investment banks often meet this second criterion).

Eligible entities can apply IFRS No.19 in their consolidated, separate or individual financial statements. An eligible intermediate parent that does not apply IFRS No.19 in its consolidated financial statement may do so in its separate financial statements.
The new standard is effective for reporting periods beginning on or after 1 January 2027 with earlier application permitted. If an entity elects to apply IFRS No.19 for a reporting period earlier than the reporting period in which it first applies IFRS No.18, it is required to apply a modified set of disclosure requirements set out in an appendix to IFRS No.19. If an entity elects to apply IFRS No.19 for an annual reporting period before it applied the amendments to IAS No.21, it is not required to apply the disclosure requirements in IFRS No.19 with regard to Lack of Exchangeability.
The Group is currently reviewing the impact of these enactment on its financial statements.
IFRS No.17, ‘Insurance Contracts’, which replaces IFRS No.4, ‘Insurance Contracts’, is effective for fiscal years beginning on or after January 1, 2023. The main features of IFRS No.17 are the measurement of current value of insurance liabilities, recognition of insurance revenue on an accrual basis, and separation of investment components from host insurance contract. In other words, according to IFRS No.4, insurance liabilities are measured using past information (interest rates at the time of insurance sales, etc.), and when the company receives premiums, the premiums received are recognized as insurance revenue on a cash basis. On the other hand, according to IFRS No.17, insurance liabilities are measured at current value using a discount rate that reflects assumptions and risks at the present time (reporting time), and insurance revenue reflects services provided by insurance companies to policyholders for each fiscal year. Therefore, revenue is recognized on an accrual basis, and investment components are separated from host insurance contract. When an insurance company prepares financial statements by applying IFRS No.17, significant differences from the past financial statements are as follows.
(Measurement of Insurance liabilities, etc.)
Under IFRS No.17, the Group estimates all cash flows from insurance contracts and measures the insurance liabilities using discount rate that reflects assumptions and risks at the reporting date.
In detail, the Group identifies a group and portfolio of insurance contracts that are onerous based on the possibility of becoming onerous, similar risks and managed together. The possibility of becoming onerous of insurance contracts is determined by risk adjustment for non-financial risk and the ratio of contractual service margin at the initial recognition of the insurance contract. The Group determines the minimum level of group of insurance contracts at initial recognition as unit of account; and the level of the group determined is not reassessed subsequently. The Group does not include contracts issued more than one year apart within the same group of insurance contracts, except addressed in transition clauses.
The groups of insurance contracts are measured as the sum of the estimate of future cash flows (including cash flows related to policy loans and reflecting time value of money, etc.), risk adjustment, and the contractual service margin. With the adoption of IFRS No.17, account of the contractual service margin was introduced, which means unearned profit that would be recognized by providing insurance service in the future.
Meanwhile, reinsurance contracts mean insurance contracts issued by a reinsurance company to compensate claims arising from original insurance contracts issued by other insurance companies. The groups of insurance contracts also apply assumptions consistent with the groups of original insurance contracts when estimating the present value of future cash flows for the groups of insurance contracts ceded.

(Recognition and measurement of financial performance)
Under IFRS No.17, the Group recognizes insurance revenue on an accrual basis for services (insurance coverage) provided to the policyholder by each annual reporting period, excluding investment component (refunds due to termination and maturity) to be paid to the policyholder regardless of the insured event.
The Group also includes the time value of money, financial risk and effects of their fluctuations related to the group of insurance contracts and the Group has selected accounting policy whether the insurance finance income or expenses for the periods are disaggregated to profit or loss, or other comprehensive income.
(Accounting policy for transition of insurance contracts)
Under transition requirements of IFRS No.17, the Group shall adjust the original cost-based measurement to current measurement by applying the fully retrospective approach, modified retrospective approach or fair value approach, for the group of insurance contracts issued before the transition date (the beginning of the annual reporting period immediately preceding initial application date of January 1, 2022).
In principle, the Group shall identify, recognize and measure (the fully retrospective approach) each group of insurance contracts as if IFRS No.17 had always applied before the transition date. If this method is impracticable, the Group can apply the modified retrospective approach or the fair value approach. However, the fair value approach can be applied even though it is possible to apply the fully retrospective approach for the group of insurance contracts with direct participation features that meet specific requirements.
Meanwhile, the modified retrospective approach is a way to obtain results very close to the fully retrospective approach by using all reasonable and supportable information available without undue cost or effort. The fair value approach is a way to measure group of insurance contracts using fair value measurements based on IFRS No.13 Fair Value Measurements. When applying the fair value approach, contractual service margin or loss component of the liability for remaining coverage at the transition date are measured as the difference between the fair value of a group of insurance contracts at that date and the fulfilment cash flows measured at that date.
KB Life Insurance Co., Ltd. applied the fully retrospective approach for the group of insurance contracts issued within three years before the transition date as of January 1, 2022 (the contracts issued from 2019 to 2021); and applied the fair value approach for the group of insurance contracts issued three years before the transition date (the contracts issued before 2019). Especially, when applying the fully retrospective approach for the group of insurance contracts that former Prudential Life Insurance Company of Korea Ltd. had, the contractual service margin thereof for initial recognition was measured applying the fair value of the business combination in accordance with IFRS No.17 paragraph for ‘initial recognition of transfers of insurance contracts and business combinations’.
Additionally, KB Insurance Co., Ltd. applied the fully retrospective approach for the group of insurance contracts issued within four years before the transition date (the contracts issued from 2018 to 2021); and applied the fair value approach for the group of insurance contracts issued more than four years before the transition date (the contracts issued before 2018).
Under IFRS No.17, the Group measures insurance liabilities at their present value using a discount rate that reflects assumptions and risks at current point in time (the reporting date). Generally, the general model is applied to general life insurance contracts, while the premium allocation approach is used for general non-life insurance contracts with a guaranteed period of one year or less at the initial recognition date.

Changes in major accounting policies following the application of IFRS No.17 are shown in the table below.

	IFRS No.4	IFRS No.17
Insurance contract liability measurement	Measured at cost using past information.	Measured at current value using information at the time of reporting

Measured by local actuarial principles, consists mainly of ① Premium reserve which is calculated based on the net insurance premium received for future claim payments, ② Unearned premium reserve which is premium received but allocated to the following period, ③ Reserve for outstanding claims which is calculated based on the estimated amount to be paid, and ④ Reserve for dividend to policyholders which comprises amount confirmed but not yet paid and amount reserved for next year’s dividend

Necessary to select a Transition approach that adjusts the past group of insurance contracts to the current value at the date of transition. (Fully/modified retrospective approach or fair value approach)
Calculated by discounting Estimated future cash flows measured as the probability-weighted average of all possible outcomes for cash flows within the contract boundary.

Separate account
In accordance with the Insurance Business Act and the Enforcement Rules of The Insurance Business Act, Separate account is established and operated for the assets equivalent to the reserve for retirement insurance contracts, retirement pension contracts, variable life insurance contracts, variable annuity contracts, variable universal life insurance contracts, and variable universal life annuity insurance contracts. Corresponding assets and liabilities are recognized as separate account assets and separate account liabilities. The income and expenses from the performance dividend paying insurance contract separate account is not recognized in the consolidated statement of comprehensive income, but the income and expenses from the guaranteed investment insurance contract separate account is recognized in the consolidated statement of comprehensive income as separate account income and separate account expenses.

Separate account is not used in IFRS No.17. Instead, the separate account that existed under IFRS No.4 is combined with the general accounts and presented together without distinction in IFRS No.17. Except for the changes related to financial assets subject to IFRS No.9 and insurance contract liabilities(assets) subject to IFRS No.17, the effect of the changes from transition to IFRS No.17 is the result of the combination of separate accounts into general accounts.

Liability adequacy test
Liability adequacy test is conducted for all contracts to which IFRS No.4 Insurance Contracts apply, in consideration of current estimates of all cash inflows and cash outflows from the insurance contracts at the end of the reporting period. If the assessment shows that the carrying amount of its insurance liabilities is inadequate in the light of the estimated future cash flows, the entire deficiency is recognized in profit or loss.

Liability adequacy test is not conducted under IFRS No.17. Instead, the fulfillment cash flows are updated at each reporting date to reflect current estimates of the amounts, timing, and uncertainty of future cash flows.

	IFRS No.4	IFRS No.17
Recognition of insurance revenue	Application of the cash basis in which premiums received are recognized as insurance revenue	Recognition of revenue by reflecting services provided to policyholders by the Group for each fiscal year (accrual basis)
	Investment-type items such as cancellation and maturity refunds are also included in insurance income.	Investment components (cancellation, maturity refund) are excluded from insurance income
Policy loan	Recognized as a separate asset	Recognition as included in insurance contract liabilities
Deferred acquisition cost	Deferred acquisition costs are recorded as a separate asset	Deferred acquisition costs are not separately recognized.
	Insurance contract liabilities are evaluated based on net insurance premiums (excluding business expenses)	Insurance contract liabilities are evaluated based on operating insurance premiums (including business expenses)
Financial assets
Applying IFRS No.4 paragraph 35B, the overlay approach is applied to designated financial assets, which allows the Group to reclassify between profit or loss and other comprehensive income an amount that results in the profit of loss at the end of the reporting period for the designated financial assets being the same as if the Group had applied IAS No.39 to the designated financial assets.

The overlay approach under IFRS No.4 is no longer applied and IFRS No.17 paragraph C29 is applied instead. IFRS No.17 paragraph C29 allows the Group to reassess the business model of an eligible financial asset (which could result in the reclassification of financial assets), to designate and revoke the designation of a financial asset as measured at fair value through profit or loss, and to designate and revoke the designation of an investment in an equity instrument as at fair value through other comprehensive income.

The Group changed its accounting policies during the current period, including those related to the recognition of insurance finance income or expenses, such as the change from the projected crediting rate approach to the effective yield approach under IFRS No. 17. These changes were made and accounted for in accordance with IAS No. 08, “Accounting Policies, Changes in Accounting Estimates, and Errors”. The Group determined that these changes in accounting policies provide reliable and relevant information to users of financial statements.

There is no effect on the cash flows due to the change in accounting policy. The effects of applying the changes in accounting policies on the comprehensive income statement for the year ended December 31, 2023 and 2022, and the financial position as of December 31, 2023, and January 1,2023 are as follows:
2.1.3.1 The consolidated statement of comprehensive income for the year ended December 31, 2023

(In millions of Korean won)	Before the effects of change in accounting policy		After the effects of change in accounting policy		Net increase (decrease)
Net Interest income	￦	12,141,717	￦	12,180,860	￦	39,143
Insurance finance interest income		23,954		20,899		(3,055)
Insurance finance interest expense		(1,576,656)		(1,534,458)		42,198
Net insurance income		1,422,952		1,446,852		23,900
Insurance income		10,978,808		11,005,471		26,663
Insurance income		10,295,693		10,322,356		26,663
Insurance expense		(9,555,856)		(9,558,619)		(2,763)
Insurance service expense		(8,718,748)		(8,720,568)		(1,820)
Reinsurance expense		(837,108)		(838,051)		(943)
Other insurance finance expenses		(459,135)		(572,476)		(113,341)
Net operating income		6,435,319		6,385,021		(50,298)
Net non-operating expenses		(264,870)		(264,870)		—
Profit before income tax expense		6,170,449		6,120,151		(50,298)
Income tax expense		(1,607,018)		(1,593,817)		13,201
Profit for the period		4,563,431		4,526,334		(37,097)
Other comprehensive income (loss), net of tax		1,066,624		1,171,144		104,520
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)		(2,222,024)		(2,117,504)		104,520
Total comprehensive income	￦	5,630,055	￦	5,697,478	￦	67,423

2.1.3.2 The consolidated statement of comprehensive income for the year ended December 31, 2022

			IFRS No.17
(In millions of Korean won)	IFRS No.04		Before the effects of change in accounting policy		After the effects of change in accounting policy*		Net increase (decrease)*		Net increase (decrease) between IFRS no.4 and IFRS no.17(after change in accounting policy)
Net Interest income	￦	13,112,934	￦	11,515,325	￦	11,550,888	￦	35,563	￦	(1,562,046)
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost		19,912,128		19,841,175		19,841,175		—		(70,953)
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost		876,390		929,735		929,735		—		53,345
Insurance finance interest income		—		16,667		16,507		(160)		16,507
Interest expenses		(7,675,584)		(7,776,631)		(7,776,631)		—		(101,047)
Insurance finance interest expense		—		(1,495,621)		(1,459,898)		35,723		(1,459,898)
Net fee and commission income		3,321,632		3,514,902		3,514,902		—		193,270
Net insurance income		696,513		1,311,091		1,341,760		30,669		645,247
Insurance income		17,136,842		10,072,490		10,099,395		26,905		(7,037,447)
Insurance income		17,136,842		9,550,101		9,577,006		26,905		(7,559,836)
Reinsurance income		—		522,389		522,389		—		522,389
Insurance expense		(16,440,329)		(8,761,399)		(8,757,635)		3,764		7,682,694
Insurance service expense		(16,440,329)		(7,989,645)		(7,981,780)		7,865		8,458,549
Reinsurance expense		—		(771,754)		(775,855)		(4,101)		(775,855)
Net gains (losses) on financial instruments at fair value through profit or loss		247,357		(1,139,818)		(1,139,818)		—		(1,387,175)
Other insurance finance expenses		—		841,227		720,214		(121,013)		720,214
Net other operating expenses		(2,365,791)		(2,262,123)		(2,262,123)		—		103,668
General and administrative expenses		(7,537,802)		(6,643,654)		(6,643,654)		—		894,148
Provision for credit losses		(1,835,988)		(1,847,775)		(1,847,775)		—		(11,787)
Net operating income		5,638,855		5,289,175		5,234,394		(54,781)		(404,461)
Net non-operating income		156,771		160,569		160,569		—		3,798
Profit before income tax expense		5,795,626		5,449,744		5,394,963		(54,781)		(400,663)
Income tax expense		(1,622,387)		(1,518,343)		(1,504,061)		14,282		118,326
Profit for the period		4,173,239		3,931,401		3,890,902		(40,499)		(282,337)
Other comprehensive income (loss), net of tax		(3,511,437)		123,168		7,100		(116,068)		3,518,537
Remeasurements of net defined benefit liabilities		239,702		239,701		239,701		—		(1)
Gains on equity securities at fair value through other comprehensive income		(931,731)		(932,058)		(932,058)		—		(327)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		38,867		38,855		38,855		—		(12)
Currency translation differences		164,530		165,568		165,568		—		1,038
Losses on debt securities at fair value through other comprehensive income		(2,375,084)		(5,342,895)		(5,342,895)		—		(2,967,811)
Gains (losses) on cash flow hedging instruments		31,474		26,168		26,168		—		(5,306)
Other comprehensive loss arising from separate account		(159,619)		—		—		—		159,619
Gains on overlay adjustment		(440,129)		—		—		—		440,129
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)		—		6,007,276		5,891,208		(116,068)		5,891,208
Total comprehensive income	￦	661,802	￦	4,054,569	￦	3,898,002	￦	(156,567)	￦	3,236,200

*
The Group changed its accounting policies during the current period, including those related to the recognition of insurance finance income or expenses, such as the change from the projected crediting rate approach to the effective yield approach under IFRS No. 17.

2.1.3.3 The consolidated statements of financial position as of December 31, 2023

(In millions of Korean won)	Before the effects of change in accounting policy		After the effects of change in accounting policy		Net increase (decrease)
Reinsurance contract assets	￦	1,655,168	￦	1,642,432	￦	(12,736)
Total assets		715,738,152		715,725,416		(12,736)
Insurance contract liabilities		50,308,552		50,617,990		309,438
Deferred income tax liabilities		2,179,966		2,094,912		(85,054)
Total liabilities		656,864,842		657,089,226		224,384
Accumulated other comprehensive income (loss)		2,295,165		2,152,644		(142,521)
Retained earnings		32,029,199		31,934,600		(94,599)
Total equity		58,873,310		58,636,190		(237,120)
Total liabilities and equity	￦	715,738,152	￦	715,725,416	￦	(12,736)
2.1.3.4 The consolidated statements of financial position as of January 1, 2023

(In millions of Korean won)	Before the effects of change in accounting policy		After the effects of change in accounting policy		Net increase (decrease)
Reinsurance contract assets	￦	1,495,966	￦	1,484,622	￦	(11,344)
Total assets		688,664,826		688,653,482		(11,344)
Insurance contract liabilities		45,969,434		46,372,434		403,000
Deferred income tax liabilities		1,561,857		1,452,057		(109,800)
Total liabilities		634,557,025		634,850,225		293,200
Accumulated other comprehensive income (loss)		1,249,922		1,002,881		(247,041)
Retained earnings		28,948,425		28,890,922		(57,503)
Total equity		54,107,801		53,803,257		(304,544)
Total liabilities and equity	￦	688,664,826	￦	688,653,482	￦	(11,344)
2.2 Measurement Basis
The consolidated financial statements have been prepared based on the historical cost accounting model unless otherwise specified.
2.3 Functional and Presentation Currency
Items included in the financial statements of each entity of the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency.
2.4 Critical Accounting Estimates
The Group applies accounting policies and uses judgments, accounting estimates, and assumptions that may have a significant impact on the assets (liabilities) and incomes (expenses) in preparing the consolidated financial statements. Management’s estimates of outcomes may differ from actual outcomes if management’s estimates and assumptions based on management’s best judgement are different from the actual environment.
Estimates and underlying assumptions are continually evaluated, and changes in accounting estimates are recognized in the period in which the estimates are changed and in any future periods affected.

Uncertainties in estimates and assumptions with significant risks that may result in material adjustments to the consolidated financial statements are as follows:
2.4.1 Income taxes
As the income taxes on the Group’s taxable income is calculated by applying the tax laws of various countries and the decisions of tax authorities, there is uncertainty in calculating the final tax effect.
If a certain portion of the taxable income is not used for investments, wages, etc. in accordance with the Korean regulation called ‘Special Taxation for Facilitation of Investment and Mutually-beneficial Cooperation’, the Group is liable to pay additional income tax calculated based on the tax laws. Therefore, the effect of recirculation of corporate income should be reflected in current and deferred income tax. As the Group’s income tax is dependent on the actual investments, wages, etc. per each year, there are uncertainties in measuring the final tax effects during the period when the tax law is applied.
2.4.2 Fair value of financial instruments
The fair value of financial instruments where no active market exists or where quoted prices are not otherwise available is determined by using valuation techniques. Financial instruments, which are not actively traded in the market and those with less transparent market prices, will have less objective fair values and require broad judgement on liquidity, concentration, uncertainty in market factors, assumptions in fair value determination, and other risks.
As described in the material accounting policies in Note 3.3 Recognition and Measurement of Financial Instruments, diverse valuation techniques are used to determine the fair value of financial instruments, from generally accepted market valuation models to internally developed valuation models that incorporate various types of assumptions and variables.
2.4.3 Allowances and provisions for credit losses
The Group recognizes and measures allowances for credit losses of debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, and lease receivables. Also, the Group recognizes and measures provisions for credit losses of acceptances and guarantees, and unused loan commitments. Accuracy of allowances and provisions for credit losses is dependent upon estimation of expected cash flows of the borrower subject to individual assessment of impairment, and upon assumptions and variables of model used in collective assessment of impairment and estimation of provisions for credit losses of acceptances and guarantees, and unused loan commitments.
2.4.4 Impairment of goodwill
The recoverable amounts of cash-generating units are determined based on value-in-use
calculations to test whether impairment of goodwill has occurred.
2.4.5 The judgement and estimation uncertainty in measurement of insurance contracts
2.4.5.1 Methods used to measure the future cash flows and estimation process of input variable
The estimated future cash flows are measured as the probability-weighted average of all possible outcomes, utilizing all reasonable and relevant information available without excessive cost or effort. Market and non-market
variables are considered in measuring the cash flows within the boundary of the insurance contract. While deterministic scenarios (representing a range of probabilities) are typically used for calculating the probability-weighted average, probabilistic scenarios are employed when cash flows are influenced by complex underlying factors and nonlinear responses to economic conditions. The cash flows within the boundary of an insurance contract portfolio include both directly attributable cash flows and cash flows allocated from a higher level than the insurance contract portfolio. These cash flows are systematically and reasonably allocated, ensuring consistent methods are applied for similar types of cash flows.
The key assumptions used in estimating the future cash flows of the Group are as follows:

•
Loss ratio: The loss ratio refers to the ratio of insurance claims paid to policyholders to the premiums received by the insurance company for providing risk coverage services to policyholders. The loss ratio, which is an estimation of future premiums and claims payable, is estimated based on objective and reliable data, using the best available methods to suit the intended application. Objective and reliable data refers to the most recent measured results made using the Group’s experience statistics, insurance industry statistics, or national statistics, and others. It also means the best method that reasonably distinguishes characteristics such as the policyholder’s gender, contract type, risk characteristics by distribution channel, and others.

•
Expense ratio: Expense ratio refers to the costs incurred by insurance companies for the sale and management of insurance contracts. Expense ratio is calculated primarily considering the ongoing costs incurred by the insurance company, taking into account the going concern, and includes the allocation of both fixed and variable indirect expenses directly related to insurance contracts. Expense ratio also considers costs such as contract acquisition expense (regardless of whether premiums are paid or not), contract maintenance expense, and claims expense, distributed in order to manage cost by product and distribution channel.

•
Lapse ratio: The lapse ratio is an estimate of future cancelations or lapses of insurance contracts among current customers of the insurance company. It is calculated for the purpose of predicting the level of future current premium payments and cancellation refunds. The statistics used for estimation primarily rely on experience statistics of the Group, and lapse ratio is calculated based on characteristics such as product type, distribution channel, payment method, and others, which can significantly affect lapse ratio.

2.4.5.2 Estimation of Discretionary Cash Flows
Some contracts issued by the Group grant discretion to the Group regarding cash flows to be paid to policyholders. Changes in discretionary cash flows are considered related to future services, and adjust the contractual service margin. The Group identifies changes in discretionary cash flow by identifying assured cash flows at the initial recognition date of the contract. However, if it is not possible to distinguish between the portion considered assured and the portion considered discretionary, the profit within the estimated fulfillment cash flows is considered assured, and is updated to reflect current assumptions related to financial risk.
2.4.5.3 Estimation of Risk Adjustment for
Non-Financial
Risk
Risk adjustment for
non-financial
risk is to adjust the present value estimates of future cash flows to reflect the compensation required by the Group for bearing the uncertainty about the amount and timing of cash flows arising from non-financial
risk. This adjustment reflects the uncertainty of cash flows arising from all non-financial
risks related to the insurance contracts and is estimated separately from all of the other estimates. The Group uses the confidence lever technique and the cost of capital methods for determining the risk adjustment for non-financial
risk. Changes in risk adjustment for
non-financial
risk are disclosed separately for insurance service results and insurance finance income. The Group calculates this adjustment considering the diversification effect at the consolidated level and then allocated to individual contract units.

2.4.5.4 Estimation of Discount Rate
The discount rate should only include relevant factors such as the time value of money, characteristics of cash flows from insurance contracts, and liquidity characteristics, and should be calculated using observable input variables to the maximum extent possible. The discount rate should also reflect all reasonable and supportable information on internal and external non-market
variables available without undue cost or effort. The Group estimates the discount rate using a bottom-up
approach.
In the
bottom-up
approach, the discount rate is calculated using an unleveraged yield curve adjusted to reflect the characteristics of cash flows and liquidity of insurance contracts. To reflect the liquidity characteristics of insurance contracts, the risk-free yield curve is adjusted for illiquidity premium.
2.4.5.5 Estimation of Investment Component
The investment component is the amount that the Group must repay to policyholders under insurance contracts in all circumstances, regardless of the occurrence of insurance events. The Group classifies cash outflows such as maturity refunds, cancellation refunds, annuity payments, and cash flows related to insurance policy loans as investment components.
2.4.5.6 Estimation of Coverage Units
The quantity of insurance contract services provided is calculated based on the expected coverage period and maximum coverage amount (insurance amount), and for investment (related) services it is calculated based on the premium reserve (net of insurance policy loans). If insurance contracts within the group provide multiple services, weights are applied based on the total premium of each service. The quantity of services for each period and expected coverage period are calculated based on the expected persistency ratio applied in estimating the fulfillment cash flows, applied the present value effect.